CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses
General and administrative	$ 9,410,097	$ 9,032,724	$ 14,450,094
External research and development fees	6,083,378	3,859,178	6,910,844
Share-based payments	152,214	3,835,475	1,531,258
Depreciation and amortization	490,571	2,506,316	4,537,415
Impairment loss	0	4,555,805	0
Total operating expenses	16,136,260	23,789,498	27,429,611
Loss from continuing operations	(16,136,260)	(23,789,498)	(27,429,611)
Interest income	(572,891)	786,363	367,735
Other income	(3,989)	0	0
Finance expense, net	33,017	299	48,822
Accretion expense	14,560	0	0
Gain on settlement of debt	(732,417)	0	0
Gain on measurement of financial liability	0	(4,939,015)	(119,453)
Gain on change in fair value of derivative liabilities and warrant liability	(104,483)	(212,256)	(521,809)
Unrealized loss on change in fair value of digital assets	141,770	0	0
Loss on changes in fair value of investments	3,702	378,425	234,226
Net loss from continuing operations	(14,915,529)	(18,230,588)	(26,703,662)
Net income (loss) from discontinued operations	0	0	3,096,834
Net loss	(14,915,529)	(18,230,588)	(23,606,828)
Items that may be subsequently reclassified to loss:
Exchange (loss) gain on translation of foreign operations	(366,546)	(235,260)	412,989
Comprehensive loss	(15,282,075)	(18,465,848)	(23,193,839)
Net loss attributable to:
Equity owners of the Company	(14,202,724)	(17,902,179)	(23,606,828)
Non-controlling interests	(712,805)	(328,409)	0
Total Comprehensive loss	$ (14,915,529)	$ (18,230,588)	$ (23,606,828)
Net (loss) income per share
Basic and diluted - continuing operations	$ (13.12)	$ (29.93)	$ (44.81)
Basic and diluted - discontinued operations	$ 0	$ 0	$ 5.20
Weighted average number of shares outstanding - basic and diluted	1,136,922	609,056	595,883